CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (3,609)	$ (1,692)	$ (629)
Cash flow hedges:
Changes in unrealized losses	(64)
Reclassification adjustments for losses included in net income	6
Net change	(58)
Foreign currency translation adjustment	(208)	$ (250)	$ 51
Net change in accumulated comprehensive (loss) income	(266)	(250)	51
Comprehensive loss	$ (3,875)	$ (1,942)	$ (578)